Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates	9.00%
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates	18.60%
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment charge	¥ 1,227	¥ 0	¥ 0
Others [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates		8.50%	4.90%
Others [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates		14.70%	10.50%